Remuneration and other benefits paid to the Bank's directors and senior managers - Pre-retirement and retirement (Details)	12 Months Ended
Dec. 31, 2017 period
Remuneration of key personnel
Period for Malus and Clawback	5 years
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Directors
Remuneration of key personnel
Annual contribution, percentage of average variable remuneration	30.00%
Pre-retirement age	60 years
Number of months required to remain available under terms of employment contract	4 months
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Directors | Maximum
Remuneration of key personnel
Number of annual periods used as basis for variable remuneration	3
Percentage reduction in emolument for pre-retirement	16.00%